Variable Interest Entities - Schedule of Variable Interest Entities-Continuing Operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of operations
Other financial items, net (note 10)	$ 3,316	$ 5,157	$ 1,667
Interest expense, net	32,925	0	0
VIE debt
Statement of operations
Other financial items, net (note 10)	2,432	4,997	0
Interest expense, net	14,126	19,989	11,015
Statement of cash flows
Repayments of short-term and long-term debt	(84,429)	(82,804)	(98,242)
Proceeds from long-term debt	0	1,145	0
Financing costs paid	$ 0	$ 0	$ (3,158)